UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 37,168	$ 162,616
Current financial assets at amortized cost	160,800	30,000
Current contract assets	1,512	3,660
Accounts receivable	7,641	7,756
Other receivables	587	314
Current income tax assets	124	77
Inventories	34	45
Other current assets	4,655	4,705
Total current assets	212,521	209,173
Non-current assets
Property, plant and equipment	345	289
Right-of-use assets	850	323
Intangible assets	115	119
Deferred income tax assets	222	244
Guarantee deposits paid	124	125
Total non-current assets	1,656	1,100
Total assets	214,177	210,273
Current liabilities
Current contract liabilities	15,976	13,024
Other payables	8,095	9,308
Other payables - related parties	49	63
Current tax liabilities	52	155
Current provisions	2,134	1,855
Current lease liabilities	417	251
Other current liabilities	149	261
Total current liabilities	26,872	24,917
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	3,451	3,207
Non-current lease liabilities	457	87
Net defined benefit liability, non-current	75	73
Guarantee deposits received	25	25
Total non-current liabilities	4,008	3,392
Total liabilities	30,880	28,309
Equity
Common stock	$ 11,826	$ 11,826
Par value per share	$ 0.1	$ 0.1
Capital surplus	$ 557,870	$ 556,429
Accumulated deficit	(385,395)	(385,884)
Other equity interest	(575)	(407)
Treasury shares	(429)
Total equity	183,297	181,964
Total liabilities and equity	214,177	210,273
Perfect Class A Ordinary Shares
Equity
Common stock	$ 10,147	$ 10,147
Par value per share	$ 0.1	$ 0.1
Perfect Class B Ordinary Shares
Equity
Common stock	$ 1,679	$ 1,679
Par value per share	$ 0.1	$ 0.1